Revenue Recognition - Schedule Of Information About Contract Assets And Deferred Revenue From Contracts With Customers (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer Asset And Deferred Revenue [Line Items]
Deferred revenue	$ (56,439)	$ (74,645)	$ (139,820)
Accounts Receivable And Accrued Revenue [Member]
Contract With Customer Asset And Deferred Revenue [Line Items]
Contract assets	19,894	36,284	73,056
Other Current Assets [Member]
Contract With Customer Asset And Deferred Revenue [Line Items]
Contract assets	8,467	13,111	16,678
Other Assets [Member]
Contract With Customer Asset And Deferred Revenue [Line Items]
Contract assets	$ 14,679	$ 22,300	$ 14,861